Financial gain (loss) (Tables)	6 Months Ended
Jun. 30, 2025
Financial Income (Loss) [Abstract]
Disclosure of net financial income (loss)	The financial loss breaks down as follows:

(amounts in thousands of euros)
FINANCIAL GAIN (LOSS)	FOR THE THREE MONTHS ENDED JUNE 30, 2024	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2024	FOR THE SIX MONTHS ENDED JUNE 30, 2025
Interest on bond loans	(1,365)	(1,981)	(1,365)	(4,136)
Interest on convertible loan notes	(1,431)	(1,372)	(2,868)	(2,728)
Interest on conditional advances and PGE	(10)	(22)	(61)	(44)
Interest on royalty certificates	(1,002)	(129)	(1,933)	(1,112)
Interest on lease liabilities	(20)	(17)	(25)	(36)
Increase in derivatives fair value	(639)	(536)	(1,547)	(482)
Increase (decrease) in other liabilities (assets) at fair value through profit and loss	(1,480)	—	—	—
Transaction costs	(1,025)	—	(1,606)	—
Foreign exchange losses	(6)	(1,352)	(76)	(2,306)
Other financial expense	(80)	(7)	(34)	(14)
Financial expenses	(7,056)	(5,415)	(9,514)	(10,857)
Interest income	2,277	190	4,811	1,049
Decrease in derivatives fair value	306	156	27	72
Decrease (increase) in other liabilities (assets) at fair value through profit and loss	—	2,765	91	1,801
Effect of unwinding the discount related to advances made to CROs	169	129	351	362
Day-one gain on recognition of financial liabilities	147	147	295	295
Foreign exchange gains	713	110	2,298	189
Financial income	3,612	3,497	7,873	3,769
Financial gain (loss)	(3,444)	(1,918)	(1,641)	(7,088)